Summary Of Significant Accounting Policies (Tables)	12 Months Ended
May 27, 2012
Accounting Policies [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the Eddie V's assets acquired and liabilities assumed as of the acquisition date and the final adjustments made thereto through the fiscal year ended May 27, 2012:

(in millions)	Preliminary	Adjustments	Final Adjusted
Current assets	$1.7	$(0.3)	$1.4
Buildings and equipment	26.8	(0.4)	26.4
Trademarks	17.0	(6.1)	10.9
Other assets	2.9	(0.4)	2.5
Goodwill	16.6	5.5	22.1
Total assets acquired	$65.0	$(1.7)	$63.3
Current liabilities	4.5	—	4.5
Other liabilities	1.3	(1.0)	0.3
Total liabilities assumed	$5.8	$(1.0)	$4.8
Net assets acquired	$59.2	$(0.7)	$58.5

Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment
Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on disposal of land, buildings and equipment were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Depreciation and amortization on buildings and equipment	$340.6	$308.7	$293.2
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3

Capitalized Software Costs And Related Accumulated Amortization
The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Capitalized software	$84.3	$79.9
Accumulated amortization	(63.4)	(56.1)
Capitalized software, net of accumulated amortization	$20.9	$23.8

Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets
The cost and related accumulated amortization was as follows:

(in millions)	May 27, 2012	May 29, 2011
Other definite-lived intangibles	$13.2	$11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	$7.0	$5.5
(in millions)	May 27, 2012	May 29, 2011
Below-market leases	$24.0	$25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	$16.9	$16.7
(in millions)	May 27, 2012	May 29, 2011
Above-market leases	$(8.6)	$(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$(6.3)	$(6.6)

Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles
Amortization expense associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Amortization expense - capitalized software	$7.8	$7.7	$7.3
Amortization expense - other definite-lived intangibles	0.7	0.4	0.4

Amortization Expense Related To Acquired Definite-Lived Intangible Assets
Amortization expense associated with above- and-below-market leases included in restaurant expenses as a component of rent expense on our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Restaurant expense - below-market leases	$1.8	$2.2	$2.6
Restaurant expense - above-market leases	(0.5)	(0.5)	(0.5)

Goodwill And Trademark Balances
Our goodwill and trademark balances are allocated as follows:

(in millions)	May 27, 2012	May 29, 2011
Goodwill:
The Capital Grille	$401.8	$402.1
LongHorn Steakhouse	49.5	49.8
Olive Garden (1)	30.2	30.2
Red Lobster (1)	35.0	35.0
Eddie V's	22.1	—
Total Goodwill	$538.6	$517.1

Trademarks:
The Capital Grille	$147.0	$147.0
LongHorn Steakhouse	307.0	307.0
Eddie V's Prime Seafood and Wildfish Seafood Grille	10.9	—
Total Trademarks	$464.9	$454.0

(1)	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.

Advertising Expenses
The costs of programming and other advertising, promotion and marketing programs are charged to operations in the fiscal period incurred. Advertising expense related to continuing operations, included in selling, general and administrative expenses was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Advertising expense	$357.2	$340.2	$311.9

Stock-Based Compensation
The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2012	2011	2010
Weighted-average fair value	$14.31	$12.88	$10.74
Dividend yield	3.5%	3.0%	2.8%
Expected volatility of stock	39.4%	39.1%	40.6%
Risk-free interest rate	2.1%	2.2%	3.0%
Expected option life (in years)	6.5	6.7	6.6

Basic And Diluted Earnings Per Common Share
The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$476.5	$478.7	$407.0
Losses from discontinued operations	(1.0)	(2.4)	(2.5)
Net earnings	$475.5	$476.3	$404.5
Average common shares outstanding – Basic	130.1	136.8	139.3
Effect of dilutive stock-based compensation	3.1	3.5	3.1
Average common shares outstanding – Diluted	133.2	140.3	142.4
Basic net earnings per share:
Earnings from continuing operations	$3.66	$3.50	$2.92
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.65	$3.48	$2.90
Diluted net earnings per share:
Earnings from continuing operations	$3.58	$3.41	$2.86
Losses from discontinued operations	(0.01)	(0.02)	(0.02)
Net earnings	$3.57	$3.39	$2.84

Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share
Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Anti-dilutive restricted stock and options	2.6	1.2	3.3